Investments	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Investments	Investments
Available for sale fixed maturities at December 31 consisted of the following (in millions):

	Amortized Cost	Allowance for Expected Credit Losses	Gross Unrealized		Net Unrealized	Fair Value
			Gains	Losses
December 31, 2020
Fixed maturities:
U.S. Government and government agencies	$40	$—	$4	$—	$4	$44
States, municipalities and political subdivisions	3,053	—	371	(2)	369	3,422
Foreign government	31	—	3	—	3	34
Residential MBS	1,954	3	192	(3)	189	2,140
Commercial MBS	659	—	40	(1)	39	698
Collateralized loan obligations	3,490	10	24	(13)	11	3,491
Other asset-backed securities	5,099	11	142	(54)	88	5,176
Corporate and other	17,272	4	1,874	(24)	1,850	19,118
Total fixed maturities	$31,598	$28	$2,650	$(97)	$2,553	$34,123

December 31, 2019
Fixed maturities:
U.S. Government and government agencies	$38	$—	$7	$—	$7	$45
States, municipalities and political subdivisions	4,080	—	270	(1)	269	4,349
Foreign government	31	—	3	—	3	34
Residential MBS	1,909	—	193	(3)	190	2,099
Commercial MBS	807	—	28	—	28	835
Collateralized loan obligations	3,401	—	8	(30)	(22)	3,379
Other asset-backed securities	5,265	—	138	(16)	122	5,387
Corporate and other	20,613	—	1,176	(18)	1,158	21,771
Total fixed maturities	$36,144	$—	$1,823	$(68)	$1,755	$37,899

Equity securities, which are reported at fair value with holding gains and losses recognized in net earnings, consisted of the following at December 31 (in millions):

	2020			2019
			Fair Value			Fair Value
			over (under)			over (under)
	Actual Cost	Fair Value	Cost	Actual Cost	Fair Value	Cost
Common stocks	$423	$412	$(11)	$497	$552	$55
Perpetual preferred stocks	333	361	28	249	257	8
Total equity securities carried at fair value	$756	$773	$17	$746	$809	$63
The following tables show gross unrealized losses (dollars in millions) on available for sale fixed maturities by investment category and length of time that individual securities have been in a continuous unrealized loss position at the following balance sheet dates.

	Less Than Twelve Months			Twelve Months or More
	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost
December 31, 2020
Fixed maturities:
U.S. Government and government agencies	$—	$—	—%	$—	$—	—%
States, municipalities and political subdivisions	(2)	80	98%	—	—	—%
Residential MBS	(2)	124	98%	(1)	23	96%
Commercial MBS	(1)	32	97%	—	5	100%
Collateralized loan obligations	(2)	496	100%	(11)	1,256	99%
Other asset-backed securities	(35)	974	97%	(19)	295	94%
Corporate and other	(20)	724	97%	(4)	107	96%
Total fixed maturities	$(62)	$2,430	98%	$(35)	$1,686	98%

December 31, 2019
Fixed maturities:
U.S. Government and government agencies	$—	$—	—%	$—	$—	—%
States, municipalities and political subdivisions	(1)	105	99%	—	5	100%
Residential MBS	(2)	315	99%	(1)	15	94%
Commercial MBS	—	11	100%	—	—	—%
Collateralized loan obligations	(9)	995	99%	(21)	1,363	98%
Other asset-backed securities	(11)	838	99%	(5)	91	95%
Corporate and other	(11)	937	99%	(7)	202	97%
Total fixed maturities	$(34)	$3,201	99%	$(34)	$1,676	98%

At December 31, 2020, the gross unrealized losses on fixed maturities of $97 million relate to 568 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 76% of the gross unrealized loss and 87% of the fair value.

To evaluate fixed maturities for expected credit losses (impairment), management considers whether the unrealized loss is credit-driven or a result of changes in market interest rates, the extent to which fair value is less than cost basis, historical operating, balance sheet and cash flow data from the issuer, third party research and communications with industry specialists and discussions with issuer management.

GALIC analyzes its MBS securities for expected credit losses (impairment) each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data.

Management believes GALIC will recover its cost basis (net of any allowance) in the securities with unrealized losses and that GALIC has the ability to hold the securities until they recover in value and had no intent to sell them at December 31, 2020.

See Note A — “Accounting Policies — Credit Losses on Financial Instruments,” for a discussion of new guidance effective January 1, 2020, which impacts the accounting for expected credit losses (impairments) of fixed maturity securities. Under the new guidance, credit losses on available for sale fixed maturities continue to be measured based on the present value of expected future cash flows compared to amortized cost; however, impairment losses are now recognized through an allowance instead of directly writing down the amortized cost. Under the new guidance, recoveries of previously impaired amounts are recorded as an immediate reversal of all or a portion of the allowance instead of accreted as investment income through a yield adjustment. In addition, the allowance on available for sale fixed maturities cannot cause the amortized cost net of the allowance to be below fair value. Accordingly, future changes in the fair value of an impaired security (when the allowance was limited by the fair value) due to reasons other than issuer credit (e.g. changes in market interest rates) result in increases or decreases in the allowance, which are recorded through realized gains (losses) on securities. A progression of the allowance for expected credit losses on fixed maturity securities is shown below (in millions):

	Structured Securities (*)	Corporate and other	Total
Balance at January 1	$—	$—	$—
Impact of adoption of new accounting policy	—	—	—
Initial allowance for purchased securities with credit deterioration	1	—	1
Provision for expected credit losses on securities with no previous allowance	28	23	51
Additions (reductions) to previously recognized expected credit losses	(5)	(14)	(19)
Reductions due to sales or redemptions	—	(5)	(5)
Balance at December 31	$24	$4	$28
(*) Includes mortgage-backed securities, collateralized loan obligations and other asset-backed securities.

In 2020, GALIC purchased two residential mortgage-backed securities with expected credit losses. In aggregate at the time of purchase, the par value was $8 million, the purchase price was $6 million and the allowance for credit losses and the discount were each $1 million.

The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2020 (dollars in millions). Securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers.

	Amortized	Fair Value
	Cost, net (*)	Amount	%
Maturity
One year or less	$1,975	$1,995	6%
After one year through five years	7,761	8,442	25%
After five years through ten years	8,198	9,402	28%
After ten years	2,458	2,779	8%
	20,392	22,618	67%
Collateralized loan obligations and other ABS (average life of approximately 4 years)	8,568	8,667	25%
MBS (average life of approximately 3-1/2 years)	2,610	2,838	8%
Total	$31,570	$34,123	100%
(*) Amortized cost, net of allowance for expected credit losses

Certain risks are inherent in fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.
There were no investments in individual issuers that exceeded 10% of shareholder’s equity at December 31, 2020 or 2019.
Net Investment Income The following table shows (in millions) investment income earned and investment expenses incurred.

	2020	2019	2018
Investment income:
Fixed maturities	$1,577	$1,600	$1,450
Equity securities:
Dividends	28	34	30
Change in fair value (*)	17	17	13
Equity in earnings of partnerships and similar investments	48	90	96
Mortgage loans	54	43	45
Policy loans	9	9	10
Real estate and other	7	36	26
Gross investment income	1,740	1,829	1,670
Investment expenses	(23)	(16)	(13)
Net investment income	$1,717	$1,813	$1,657
(*)    Although the change in the fair value of the majority of GALIC’s equity securities is recorded in realized gains (losses) on securities, GALIC records holding gains and losses in net investment income on equity securities classified as “trading” under previous guidance and on a small portfolio of limited partnership and similar investments that do not qualify for the equity method of accounting.

GALIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses, which included investment management fees charged by this subsidiary, for 2020, 2019 and 2018 were $8 million, $11 million and $7 million, respectively.

Realized gains (losses) and changes in unrealized appreciation (depreciation) included in AOCI related to fixed maturity securities are summarized as follows (in millions):

	2020				2019
	Realized gains (losses)				Realized gains (losses)
	Before Impairments	Impairments	Total	Change in Unrealized	Before Impairments	Impairments	Total	Change in Unrealized
Fixed maturities	$461	$(32)	$429	$798	$19	$(21)	$(2)	$1,647
Equity securities	(27)	—	(27)	—	122	—	122	—
Mortgage loans and other investments	3	—	3	—	2	—	2	—
Other (*)	(51)	11	(40)	(360)	(1)	11	10	(835)
Total pretax	386	(21)	365	438	142	(10)	132	812
Tax effects	(81)	4	(77)	(92)	(30)	2	(28)	(171)
Net of tax	$305	$(17)	$288	$346	$112	$(8)	$104	$641

	2018
	Realized gains (losses)
	Before Impairments	Impairments	Total	Change in Unrealized
Fixed maturities	$5	$(21)	$(16)	$(1,057)
Equity securities	(107)	—	(107)	—
Mortgage loans and other investments	—	—	—	—
Other (*)	11	7	18	502
Total pretax	(91)	(14)	(105)	(555)
Tax effects	19	3	22	117
Net of tax	$(72)	$(11)	$(83)	$(438)
(*)    Primarily adjustments to deferred policy acquisition costs and reserves related to the annuity business.

All equity securities other than those accounted for under the equity method are carried at fair value through net earnings. GALIC recorded net holding gains (losses) on equity securities during 2020 and 2019 on securities that were still owned at December 31 as follows (in millions):

	2020	2019
Included in realized gains (losses)	$(25)	$123
Included in net investment income	11	17
	$(14)	$140
Gross realized gains and losses (excluding impairment write-downs and mark-to-market of derivatives) on available for sale fixed maturity investment transactions consisted of the following (in millions):

	2020	2019	2018
Gross gains	$514	$30	$17
Gross losses	(51)	(16)	(12)